Convertible Note (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes, net of discount	$ 633,107	$ 54,000	$ 35,000
Less: Unamortized debt discount	(487,893)	0
Current portion	(633,107)	(54,000)	(35,000)
Long term Portion	0	0	0
Principal Amount	54,000	54,000	35,000
Eleven August Twenty Twenty Two [Member]
Total Convertible Note		54,000	18,000
Principal Amount	$ 18,000	$ 18,000
Interest Rate	2.00%	2.00%
Maturity Date	2/11/2023	2/11/2023
Two September Twenty Twenty Two [Member]
Total Convertible Note	$ 0	$ 17,000	17,000
Principal Amount	$ 17,000	$ 17,000
Interest Rate	2.00%	2.00%
Maturity Date	3/2/2023	3/2/2023
One April Twenty Twenty Three [Member]
Total Convertible Note	$ 1,121,000	$ 19,000	$ 19,000
Principal Amount	$ 19,000	$ 19,000
Interest Rate	2.00%	2.00%
Maturity Date	Due on demand	Due on demand
July 15, 2024 [Member]
Total Convertible Note	$ 795,000	$ 0
Principal Amount	$ 795,000
Interest Rate	10.00%
Maturity Date	7/15/2025
August 15, 2024 [Member]
Total Convertible Note	$ 326,000	$ 0
Principal Amount	$ 326,000
Interest Rate	10.00%
Maturity Date	8/15/2025